CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Thousands, $ in Thousands	Share capital [Member] ILS (₪)	Additional paid in capital [Member] ILS (₪)	Re-Measurement of the net liability in respect of defined benefit [Member] ILS (₪)	Capital fund [Member] ILS (₪)	Retained earnings [Member] ILS (₪)	Treasury Shares ILS (₪)	ILS (₪)	USD ($)
Balance at Dec. 31, 2021	₪ 1,490	₪ 170,760	₪ (959)	₪ 247	₪ 400,322	₪ (628)	₪ 571,232
Consolidated Statements [Line Items]
Profit for the year	0	0	0	0	41,564	0	41,564
Measurement of the net liability in respect of defined benefit	0	0	764	0	0	0	764
Total comprehensive Income for the year	0	0	764	0	41,564	0	42,328
Share based payment	0	790	0	0	0	0	790
Dividend distribution	0	0	0	0	(54,906)	0	(54,906)
Balance at Dec. 31, 2022	1,490	171,550	(195)	247	386,980	(628)	559,444
Consolidated Statements [Line Items]
Profit for the year	0	0	0	0	31,656	0	31,656
Measurement of the net liability in respect of defined benefit	0	0	41	0	0	0	41
Total comprehensive Income for the year	0	0	41	0	31,656	0	31,697
Share based payment	0	1,039	0	0	0	0	1,039
Dividend distribution	0	0	0	0	(39,945)	0	(39,945)
Balance at Dec. 31, 2023	1,490	172,589	(154)	247	378,691	(628)	552,235
Consolidated Statements [Line Items]
Profit for the year	0	0	0	0	70,315	0	70,315	$ 19,282
Measurement of the net liability in respect of defined benefit	0	0	(102)	0	0	0	(102)
Total comprehensive Income for the year	0	0	(102)	0	70,315	0	70,213	$ 19,254	[1]
Share based payment	0	473	0	0	0	0	473
Conversion of share based payment options	1	0	0	0	0	0	1
Dividend distribution	0	0	0	0	(9,982)	0	(9,982)
Balance at Dec. 31, 2024	₪ 1,491	₪ 173,062	₪ (256)	₪ 247	₪ 439,024	₪ (628)	₪ 612,940

[1]	Convenience Translation into US Dollars.